MERRILL LYNCH IRA ANNUITY

Issued by

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement dated April 5, 2019

to the

Prospectus dated May 1, 2015

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement dated April 5, 2019

to the

Prospectus dated May 1, 2005

Effective on or about October 1, 2018 based on a change to the underlying fund portfolio, the name change will apply to the applicable subaccount:

PRIOR SUBACCOUNT NAME	NEW SUBACCOUNT NAME
Columbia Select Smaller-Cap Value Fund	Columbia Select Small Cap Value Fund

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Merrill Lynch IRA Annuity dated May 1, 2015 & Merrill Lynch IRA Annuity dated May 1, 2005